Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

	Years Ended December 31,
(in thousands)	2012	2011	2010
Cash paid during the year for
Interest and financing expenses (net of capitalization)	$9,612	$17,329	$15,884
Income taxes	99,956	96,919	59,949